Commitments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Commitments
20	Commitments
The Group is subject to commitments which occur in the normal course of business. The Group plans to fund these commitments out of existing facilities and internally generated funds.

a.	Lease commitments
The lease commitments in which the Group is a lessee refer to the leasing of its office spaces located in São Paulo, Cayman, Montevideo, London and Santiago. The consolidated statement of financial position and the consolidated income statement shows the following amounts relating to leases:
Amounts recognized in the Consolidated Statement of Financial Position

	2021	2020
Right-of-use assets	12,624	4,183
(-) Depreciation of right-of-use assets	(4,469)	(1,988)

Right-of-use assets	8,155	2,195

Lease liabilities (current) (a)	951	780
Lease liabilities (non-current) (a)	6,913	802

Lease liabilities	7,864	1,582

Amounts recognized in the Consolidated Income Statement

	2021	2020	2019
Depreciation of right-of-use assets (b)	(1,201)	(1,026)	(1,273)
Interest on lease liabilities (b)	(1,022)	(869)	(918)

(a)
The principal amount paid in 2021 and 2020 on leases was US$ 832 (US$ 26 to related party for lease commitments in Santiago) and US$ 893, respectively. Lease liabilities in Santiago with a related party include US$ 322 and US$ 2,093 for current and non-current lease liabilities respectively.

(b)	Depreciation of right-of-use assets and interest on lease liabilities include amounts of US$ 35 and US$ 5 respectively related to leasing of office spaces from a related party in Santiago.
Refer to note 29 liquidity risk disclosures for maturity analysis on lease contracts.